Consolidated Statements of Financial Position (Parentheticals) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Statement of financial position [abstract]
Property and equipment,accumulated depreciation	$ 202,380	$ 374,064
Right-of-use assets accumulated depreciation	$ 312,156	$ 272,491
Ordinary shares (in Shares)	2,406,874,578	2,084,016,678